Note 9 - Deposit on Mill Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of option payments [text block]
Date	Payment Status	USD	CAD
October 21, 2015	Cash paid	$250,000	$346,000
November 25, 2015	407,997 shares issued		273,358
December 29, 2015	Cash paid	250,000	346,000
December 31, 2015			965,358
March 17, 2016	Cash paid	250,000	324,600
Unrealized foreign exchange loss on deposit on mill equipment			(9,575)
December 31, 2016			$1,280,383

June 13, 2017	Cash paid	2,000,000	2,647,600
Mill Deposit			3,927,983
Mill Mobilization Deposit
April 5, 2017	Cash paid	$350,000	469,385
July 19, 2017	Cash paid	$417,500	525,841
			995,226
December 31, 2017			$4,923,209